Schedule H - Schedule of Assets (Details) - EBP 029 [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Number		029
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 432.3
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		432.3	$ 378.8
EBP, Note Receivable from Participant		$ 7.4 [1]	6.0
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		9.50%
Fair Value, Inputs, Level 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 386.5	333.6
Fair Value, Inputs, Level 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		45.8	45.2
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		386.5
Common Collective Trust | Fair Value, Inputs, Level 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		386.5	333.6
Common Collective Trust | Fair Value, Inputs, Level 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0.0	0.0
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		37.6
Mutual Fund | Fair Value, Inputs, Level 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0.0	0.0
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 37.6	34.2
EBP, Employer, Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		308,935
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1],[2]	$ 8.2
EBP, Employer, Common Stock Fund | Fair Value, Inputs, Level 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0.0	0.0
EBP, Employer, Common Stock Fund | Fair Value, Inputs, Level 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 8.2	$ 11.0
Investment, Identifier [Axis]: American Funds Europacific Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		117,377
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 7.1
Investment, Identifier [Axis]: Fidelity Growth Company Commingled Pool Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		1,065,303
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 94.5
Investment, Identifier [Axis]: Harbor Small Cap Growth Instl
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		283,802
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 4.4
Investment, Identifier [Axis]: JHancock Disciplined Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		299,264
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 7.4
Investment, Identifier [Axis]: JPMorgan Mid Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		164,242
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 5.2
Investment, Identifier [Axis]: MFS Mid Cap Growth Fund Class CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		5,010
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 0.1
Investment, Identifier [Axis]: Northern Trust ACWI ex US IMI
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		75,155
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 18.8
Investment, Identifier [Axis]: Northern Trust Aggregate Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		142,365
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 19.1
Investment, Identifier [Axis]: Northern Trust Extended Equity Market Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		21,128
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 8.7
Investment, Identifier [Axis]: Northern Trust S&P 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		90,496
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 62.6
Investment, Identifier [Axis]: PGIM Total Return Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		849,012
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 10.3
Investment, Identifier [Axis]: Principal SmallCap Value II R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		276,301
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 3.2
Investment, Identifier [Axis]: Putnam Investments Stable Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		27,863,462
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 27.9
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		161,617
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 8.5
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		64,975
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 3.7
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		639,290
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 38.0
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		133,367
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 8.4
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		542,781
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 37.3
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		100,845
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 7.3
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		402,102
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 30.1
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		67,960
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 6.8
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		79,445
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 6.3
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		89,783
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 4.4
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares		79,761
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[2]	$ 4.0

[1]	Party-in-interest
[2]	Cost information is not required for participant-directed investments and, therefore, is not included.